United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Government Cash Series

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount			Value
		Government Agencies – 33.5%
$66,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.111% - 0.780%, 2/27/2010 - 5/8/2010	66,483,333
53,750,000		Federal Home Loan Bank System Notes, 0.400% - 5.250%, 3/2/2010 - 3/23/2011	53,814,378
55,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.160% - 0.420%, 3/16/2010 - 10/5/2010	54,965,836
7,400,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.226% - 0.327%, 3/9/2010 - 4/1/2010	7,398,974
7,000,000		Federal Home Loan Mortgage Corp. Notes, 4.125% - 7.000%, 3/15/2010 - 4/14/2010	7,019,732
34,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.130% - 0.540%, 3/1/2010 - 7/15/2010	33,975,094
20,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.131% - 0.138%, 2/27/2010 - 3/11/2010	19,985,005
1,500,000		Federal National Mortgage Association Notes, 2.500%, 4/9/2010	1,503,721
7,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.190%, 5/14/2010	6,997,266
		TOTAL GOVERNMENT AGENCIES	252,143,339
		U.S. Treasury – 2.4%
18,250,000	[2]	United States Treasury Bills, 0.445% - 0.483%, 4/1/2010	18,242,563
		Repurchase Agreements – 65.2%
40,186,000		Interest in $5,895,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $5,895,058,950 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2039 and the market value of those underlying securities was $6,014,987,711.	40,186,000
50,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 2/26/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,016,250 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,542,049,960.	50,000,000
50,000,000		Interest in $6,032,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,032,060,320 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $6,152,701,914.	50,000,000
18,000,000	[5]	Interest in $1,500,000,000 joint repurchase agreement 0.14%, dated 2/4/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,500,169,167 on 3/5/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $1,539,726,574.	18,000,000
50,000,000		Interest in $1,450,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,450,014,500 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government securities with various maturities to 9/25/2039 and the market value of those underlying securities was $1,486,145,220.	50,000,000
7,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.14%, dated 1/26/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,140,000 on 4/9/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2049 and the market value of those underlying securities was $515,062,975.	7,000,000
50,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,030,000 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2050 and the market value of those underlying securities was $3,064,531,499.	50,000,000
9,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.16%, dated 1/21/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,276,667 on 4/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $765,129,200.	9,000,000
6,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 2/9/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,212,500 on 5/11/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,042,739.	6,000,000
150,000,000		Interest in $640,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $640,005,333 on 3/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security with a maturity of 12/31/2011 and the market value of this underlying security was $652,805,507.	150,000,000
1

Principal Amount			Value
$7,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 2/25/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,062,222 on 3/26/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2041 and the market value of those underlying securities was $515,000,213.	7,000,000
50,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,020,000 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities 6/1/2038 and the market value of those underlying securities was $2,040,020,400.	50,000,000
3,000,000	[5]	Interest in $250,000,000 joint repurchase agreement 0.15%, dated 1/22/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $250,051,042 on 3/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $257,540,862.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	490,186,000
		TOTAL INVESTMENTS — 101.1% (AT AMORTIZED COST)[6]	760,571,902
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[7]	(8,061,255)
		TOTAL NET ASSETS — 100%	$752,510,647
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $6,997,266, which represented 0.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $6,997,266, which represented 0.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
2

Municipal Cash Series

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Alabama – 0.3%
$1,591,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 3/4/2010	1,591,000
		Alaska – 3.0%
15,000,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.250%, 3/4/2010	15,000,000
		Arizona – 7.3%
385,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	385,000
1,700,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.350%, 3/4/2010	1,700,000
1,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.420%, 3/4/2010	1,000,000
3,650,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.400%, 3/4/2010	3,650,000
2,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 3/4/2010	2,055,000
3,180,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 3/4/2010	3,180,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.390%, 3/4/2010	2,630,000
4,100,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.420%, 3/3/2010	4,100,000
8,635,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 3/4/2010	8,635,000
1,450,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 3/3/2010	1,450,000
4,700,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 3/4/2010	4,700,000
3,250,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.230%, 3/4/2010	3,250,000
		TOTAL	36,735,000
		Arkansas – 1.3%
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 0.680%, 3/4/2010	6,400,000
		California – 0.5%
2,355,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 2.500%, 3/4/2010	2,355,000
		Colorado – 1.4%
5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.640%, 3/3/2010	5,980,000
935,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/4/2010	935,000
35,000		Colorado HFA, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/4/2010	35,000
		TOTAL	6,950,000
		Connecticut – 1.2%
6,000,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 3/11/2010	6,000,000
		Florida – 4.1%
1,510,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 3/4/2010	1,510,000
18,150,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.200%, 3/1/2010	18,150,000
750,000		JEA, FL Electric System, (Series Three 2008C-3: Senior Revenue Bonds) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.170%, 3/4/2010	750,000
		TOTAL	20,410,000
		Georgia – 17.3%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.350%, 3/4/2010	3,350,000

Principal Amount		Value
$8,500,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 3/4/2010	8,500,000
4,820,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.190%, 3/4/2010	4,820,000
1,900,000	Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.270%, 3/3/2010	1,900,000
3,000,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.250%, 3/4/2010	3,000,000
4,500,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.200%, 3/4/2010	4,500,000
5,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.190%, 3/3/2010	5,000,000
8,000,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.200%, 3/3/2010	8,000,000
3,000,000	Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.250%, 3/4/2010	3,000,000
4,350,000	Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.290%, 3/3/2010	4,350,000
19,710,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.310%, 3/4/2010	19,710,000
1,700,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.290%, 3/3/2010	1,700,000
2,000,000	Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.190%, 3/3/2010	2,000,000
4,000,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 3/4/2010	4,000,000
4,230,000	Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 3/3/2010	4,230,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/3/2010	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.300%, 3/4/2010	5,600,000
	TOTAL	87,160,000
	Illinois – 6.3%
3,825,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.410%, 3/4/2010	3,825,000
1,630,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.620%, 3/4/2010	1,630,000
1,900,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	1,900,000
3,375,000	Fulton, IL, (Series 1998) Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 0.470%, 3/4/2010	3,375,000
1,595,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.350%, 3/4/2010	1,595,000
3,375,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.810%, 3/4/2010	3,375,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.470%, 3/4/2010	1,000,000
2,630,000	Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.810%, 3/4/2010	2,630,000
3,000,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.500%, 3/4/2010	3,000,000
2,880,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 3/4/2010	2,880,000
3,200,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.470%, 3/4/2010	3,200,000
3,300,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 3/3/2010	3,300,000
104,000	Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 3/4/2010	104,000
	TOTAL	31,814,000
	Indiana – 3.0%
660,000	Carmel, IN, (Series 1999) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	660,000
1,500,000	Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 3/4/2010	1,500,000
12,900,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.410%, 3/4/2010	12,900,000
	TOTAL	15,060,000

Principal Amount			Value
		Kansas – 1.3%
$4,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 3/4/2010	4,345,000
2,315,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.380%, 3/3/2010	2,315,000
		TOTAL	6,660,000
		Kentucky – 0.5%
700,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.350%, 3/4/2010	700,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 3/4/2010	2,100,000
		TOTAL	2,800,000
		Louisiana – 0.6%
3,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.350%, 3/4/2010	3,000,000
		Maine – 0.5%
2,485,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 0.530%, 3/3/2010	2,485,000
		Massachusetts – 0.8%
4,000,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,000,000
		Michigan – 2.9%
2,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	2,014,862
8,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	8,068,334
4,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 3/1/2010	4,630,000
		TOTAL	14,713,196
		Minnesota – 0.0%
210,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 3/4/2010	210,000
		Missouri – 0.2%
920,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 3/4/2010	920,000
		Multi-State – 4.6%
5,770,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 3/4/2010	5,770,000
3,258,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 3/4/2010	3,258,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.230%, 3/4/2010	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.230%, 3/4/2010	7,600,000
		TOTAL	23,328,000
		Nevada – 0.7%
2,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.260%, 3/3/2010	2,500,000
1,000,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.240%, 3/3/2010	1,000,000
		TOTAL	3,500,000
		New Jersey – 0.4%
2,260,685		Tinton Falls, NJ, 1.40% BANs, 1/19/2011	2,274,618
		New York – 3.0%
1,235,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 3/4/2010	1,235,000
1,165,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.640%, 3/3/2010	1,165,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.400%, 3/4/2010	1,650,000
3,877,000		Johnstown, NY, 2.25% BANs, 10/1/2010	3,893,776
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.600%, 3/3/2010	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Banknorth N.A. LOC), 0.400%, 3/4/2010	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.200%, 3/4/2010	1,700,000

Principal Amount		Value
$2,250,000	Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.300%, 3/4/2010	2,250,000
	TOTAL	15,193,776
	Ohio – 23.2%
3,330,000	Ashtabula County, OH, 1.75% BANs, 5/28/2010	3,332,770
3,000,000	Butler County, OH, 1.25% BANs, 8/5/2010	3,007,039
2,000,000	Cleveland, OH Airport System, (Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 3/4/2010	2,000,000
2,200,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 3/4/2010	2,200,000
2,280,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 3/4/2010	2,280,000
5,500,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.190%, 3/4/2010	5,500,000
5,000,000	Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.370%, 3/4/2010	5,000,000
3,000,000	Lakewood, OH, 3.00% BANs, 4/15/2010	3,004,912
3,400,000	Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,411,941
2,160,000	Lima, OH, 2.00% BANs, 5/27/2010	2,165,680
1,775,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 3/4/2010	1,775,000
8,950,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.230%, 3/4/2010	8,950,000
1,500,000	Monroe, OH, 1.50% BANs, 8/19/2010	1,504,920
2,000,000	Monroe, OH, 2.00% BANs, 8/19/2010	2,004,613
4,300,000	Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.180%, 3/3/2010	4,300,000
500,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 3/1/2010	500,000
1,325,000	North College Hill, OH City School District, 2.15% BANs, 1/13/2011	1,339,296
3,150,000	Oakwood City, OH, 2.25% BANs, 3/11/2010	3,150,424
11,225,000	Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.180%, 3/3/2010	11,225,000
5,000,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.300%, 3/3/2010	5,000,000
1,750,000	Ohio State Air Quality Development Authority, (Series 2009A) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 3/4/2010	1,750,000
3,650,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.180%, 3/3/2010	3,650,000
4,470,000	Ohio Water Development Authority, (Series 2001B) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.130%, 3/1/2010	4,470,000
2,000,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,004,259
11,500,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.230%, 3/4/2010	11,500,000
2,000,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 3/4/2010	2,000,000
4,500,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.300%, 3/4/2010	4,500,000
2,780,000	Trotwood, OH, 2.25% BANs, 3/18/2010	2,780,969
2,990,000	Trumbull County, OH Sewer District, (Series B), 2.50% BANs, 3/23/2010	2,990,705
2,000,000	Vermilion, OH, 1.50% BANs, 10/27/2010	2,005,852
4,750,000	Wadsworth, OH School District, 2.25% BANs, 9/22/2010	4,792,391
2,500,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 3/5/2010	2,500,000
	TOTAL	116,595,771
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 3/4/2010	2,000,000
	Pennsylvania – 1.3%
675,000	McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.300%, 3/4/2010	675,000
6,000,000	Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	6,035,228
	TOTAL	6,710,228

Principal Amount			Value
		South Dakota – 0.6%
$3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.500%, 3/4/2010	3,000,000
		Tennessee – 2.2%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.650%, 3/4/2010	10,000,000
1,000,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.420%, 3/3/2010	1,000,000
		TOTAL	11,000,000
		Texas – 1.3%
1,940,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.240%, 3/1/2010	1,940,000
4,145,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 3/4/2010	4,145,000
415,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.250%, 3/3/2010	415,000
		TOTAL	6,500,000
		Vermont – 0.7%
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.230%, 3/1/2010	3,325,000
		Virginia – 5.4%
600,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.270%, 3/3/2010	600,000
1,500,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.200%, 3/4/2010	1,500,000
1,250,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 3/4/2010	1,250,000
10,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.330%, 3/3/2010	10,400,000
10,500,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.300%, 3/3/2010	10,500,000
1,400,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 3/4/2010	1,400,000
1,320,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.400%, 3/4/2010	1,320,000
		TOTAL	26,970,000
		Washington – 0.6%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.260%, 3/3/2010	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.500%, 3/4/2010	2,250,000
		TOTAL	2,875,000
		Wisconsin – 3.2%
2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.450%, 3/4/2010	2,000,000
3,160,000		Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	3,160,000
1,625,000		Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	1,625,000
5,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	5,500,000
3,935,000		Wausau, WI Community Development Authority, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 3/4/2010	3,935,000
		TOTAL	16,220,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	503,755,589
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(737,350)
		TOTAL NET ASSETS — 100%	$503,018,239

  Securities that are subject to the federal alternative minimum tax (AMT) represent 56.6% of the portfolio as calculated based upon total market value.
  At February 28, 2010, the portfolio securities were rated as follows:
  Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
94.0%	6.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $46,133,000, which represented 9.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $46,133,000, which represented 9.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

  Prime Cash Series

  Portfolio of Investments

  February 28, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.1%
		Finance — Automotive – 1.5%
$8,453,298	[1,2]	Ally Auto Receivables Trust 2009-A, Class A1, 0.396%, 9/15/2010	8,453,420
13,034,045		CarMax Auto Owner Trust 2009-2, Class A1, 0.278%, 11/15/2010	13,034,045
8,338,032	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	8,338,032
17,989,536	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	17,989,536
18,000,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	18,000,000
9,348,053		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	9,348,053
905,566	[1]	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	905,566
		TOTAL	76,068,652
		Finance — Equipment – 0.6%
18,868,029		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	18,868,029
2,434,839		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	2,434,839
9,000,000	[1]	Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	9,000,000
		TOTAL	30,302,868
		TOTAL ASSET-BACKED SECURITIES	106,371,520
		Certificates of Deposit – 24.9%
		Finance — Banking – 24.9%
210,000,000		BNP Paribas SA, 0.220% - 0.340%, 3/3/2010 - 5/10/2010	210,000,000
188,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.250% - 0.275%, 3/2/2010 - 4/12/2010	188,000,791
175,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 5/19/2010 - 5/24/2010	175,000,000
100,000,000		Barclays Bank PLC, 0.479% - 0.710%, 3/22/2010 - 1/26/2011	100,000,000
17,000,000		Bayerische Landesbank, 0.400%, 3/22/2010	17,000,099
160,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.340%, 4/26/2010 - 8/20/2010	160,000,000
96,000,000		Landesbank Hessen-Thueringen, 0.230%, 4/9/2010	96,000,000
90,000,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	90,000,000
100,000,000		Societe Generale, Paris, 0.340%, 4/23/2010	100,000,000
50,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	50,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 4/16/2010	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,236,000,890
		Collateralized Loan Agreements – 12.7%
		Finance — Banking – 12.7%
110,000,000		Banc of America Securities LLC, 0.610% - 0.640%, 3/1/2010 - 4/12/2010	110,000,000
130,000,000		Barclays Capital, Inc., 0.450% - 0.550%, 3/10/2010 - 4/9/2010	130,000,000
152,000,000		Citigroup Global Markets, Inc., 0.540%, 3/1/2010	152,000,000
105,000,000		Deutsche Bank Securities, Inc., 0.400% - 0.590%, 3/1/2010 - 3/3/2010	105,000,000
132,000,000		RBS Securities, Inc., 0.540% - 0.590%, 3/1/2010 - 3/5/2010	132,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	629,000,000
		Commercial Paper – 27.8%;3
		Aerospace / Auto – 1.3%
50,900,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.310% - 0.350%, 3/29/2010 - 5/24/2010	50,869,903
15,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.250%, 3/12/2010	14,998,854
		TOTAL	65,868,757
		Consumer Products – 0.8%
39,600,000		Clorox Co., 0.240% - 0.260%, 4/5/2010 - 4/12/2010	39,589,718
		Finance — Banking – 19.5%
48,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/18/2010	47,993,427
115,000,000		Bank of America Corp., 0.200%, 4/28/2010	114,962,945
  1

Principal Amount			Value
$87,000,000		Bayerische Landesbank, 0.350% - 0.380%, 3/26/2010 - 4/2/2010	86,972,792
50,000,000		Citigroup Funding, Inc., 0.200%, 3/17/2010	49,995,556
209,400,000	[1,2]	Clipper Receivables Company LLC, 0.210% - 0.370%, 4/1/2010 - 5/10/2010	209,324,138
65,000,000	[1,2]	Danske Corp., Inc., 0.200%, 6/2/2010	64,966,417
230,000,000	[1,2]	Grampian Funding LLC, 0.220%, 3/5/2010 - 3/10/2010	229,992,850
103,000,000		Landesbank Baden-Wuerttemberg, 0.300%, 3/16/2010	102,987,125
50,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.200%, 3/12/2010	49,996,944
9,300,000	[1,2]	Surrey Funding Corporation, 0.200%, 5/3/2010	9,296,745
		TOTAL	966,488,939
		Finance — Commercial – 5.5%
7,000,000	[1,2]	Edison Asset Securitization LLC, 0.200%, 5/11/2010	6,997,239
100,000,000		General Electric Capital Corp., 0.200%, 5/4/2010	99,964,445
75,000,000		General Electric Capital Services, 0.240%, 3/25/2010	74,988,000
92,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 3/8/2010 - 3/12/2010	91,994,842
		TOTAL	273,944,526
		Food & Beverage – 0.3%
10,000,000		General Mills, Inc., 0.200%, 3/1/2010	10,000,000
4,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.250%, 4/21/2010	3,998,583
		TOTAL	13,998,583
		Packaging & Containers – 0.1%
5,000,000		Bemis Co., Inc., 0.250%, 5/6/2010	4,997,708
		Retail – 0.3%
17,260,000		Safeway Inc., 0.220% - 0.230%, 3/22/2010	17,257,686
		TOTAL COMMERCIAL PAPER	1,382,145,917
		Corporate Bonds – 3.0%
		Finance — Banking – 3.0%
150,000,000		JPMorgan Chase Bank, N.A., 0.229%, 3/21/2010 - 3/29/2010	150,000,000
		Government Agencies – 2.5%
		Government Agency – 2.5%
125,000,000		Federal Home Loan Bank System, 0.400% - 0.550%, 12/27/2010 - 3/23/2011	125,000,000
		Loan Participation – 1.9%
		Chemicals – 1.9%
93,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 3/29/2010	93,000,000
		Notes — Variable – 17.0%;4
		Finance — Banking – 14.7%
2,015,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	2,015,000
1,700,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 0.280%, 3/4/2010	1,700,000
84,000,000		Australia & New Zealand Banking Group, Melbourne, 0.254% - 0.279%, 3/25/2010 - 3/29/2010	84,000,000
24,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.259%, 3/25/2010	24,000,000
5,295,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.230%, 3/5/2010	5,295,000
1,045,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 0.330%, 3/4/2010	1,045,000
1,630,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	1,630,000
8,775,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.440%, 3/4/2010	8,775,000
1,515,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 3/4/2010	1,515,000
13,275,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 0.440%, 3/4/2010	13,275,000
21,160,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 0.400%, 3/4/2010	21,160,000
965,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	965,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.270%, 3/4/2010	45,335,000
4,275,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	4,275,000
6,425,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.220%, 3/4/2010	6,425,000
  2

Principal Amount			Value
$1,715,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	1,715,000
2,115,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 0.280%, 3/5/2010	2,115,000
3,945,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.540%, 3/4/2010	3,945,000
16,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.300%, 3/4/2010	16,700,000
3,410,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 0.440%, 3/4/2010	3,410,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.230%, 3/4/2010	15,000,000
1,505,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.300%, 3/1/2010	1,505,000
25,000,000		Lloyds TSB Bank PLC, London, 0.228%, 3/8/2010	25,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 3/2/2010	50,000,000
3,905,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 0.330%, 3/4/2010	3,905,000
14,670,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 1.250%, 3/4/2010	14,670,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.320%, 3/3/2010	17,700,000
68,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.300%, 3/4/2010	68,000
6,930,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 1.300%, 3/4/2010	6,930,000
4,925,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.250%, 3/4/2010	4,925,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.252%, 4/7/2010	50,000,000
20,645,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.410%, 3/4/2010	20,645,000
55,000,000		Societe Generale, Paris, 0.244%, 3/30/2010	55,000,000
2,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.430%, 3/3/2010	2,100,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 1.300%, 3/4/2010	2,600,000
3,680,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 0.280%, 3/5/2010	3,680,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.850%, 3/5/2010	2,735,000
260,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 3.400%, 3/4/2010	260,000
5,060,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 1.300%, 3/4/2010	5,060,000
26,570,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.230%, 3/4/2010	26,570,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.320%, 3/4/2010	31,000,000
11,000,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.230%, 3/3/2010	11,000,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 0.281% - 0.282%, 3/4/2010 - 3/15/2010	125,000,000
3,980,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.440%, 3/4/2010	3,980,000
		TOTAL	728,628,000
		Finance — Commercial – 1.1%
36,562,000		General Electric Capital Corp., 0.260% - 0.349%, 3/1/2010 - 4/21/2010	36,585,087
4,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.390%, 3/4/2010	4,100,000
14,570,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.390%, 3/4/2010	14,570,000
		TOTAL	55,255,087
		Finance — Retail – 0.6%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.787%, 3/15/2010	32,000,000
		Government Agency – 0.6%
19,000,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.250%, 3/4/2010	19,000,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 3/4/2010	10,000,000
		TOTAL	29,000,000
		TOTAL NOTES — VARIABLE	844,883,087
		Repurchase Agreements – 9.6%
250,000,000		Interest in $6,032,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $6,032,060,320 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2040 and the market value of those underlying securities was $6,152,701,914.	250,000,000
  3

Principal Amount		Value
$225,200,000	Interest in $5,895,000,000 joint repurchase agreement 0.12%, dated 2/26/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $5,895,058,950 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2039 and the market value of those underlying securities was $6,014,987,711.	225,200,000
	TOTAL REPURCHASE AGREEMENTS	475,200,000
	TOTAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[5]	5,041,601,414
	OTHER ASSETS AND LIABILITES - NET — (1.5)%[6]	(74,684,891)
	TOTAL NET ASSETS — 100%	$4,966,916,523
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $917,116,496, which represented 18.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $907,210,930, which represented 18.3% of total net assets.
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

  Restricted Securities

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28,2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	2/4/2010	$9,000,000	$9,000,000
NIF T-2009-1, Class A1, 2.565%, 4/6/2010	3/9/2009	$905,566	$905,566
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
LOC	— Letter of Credit

  4

  Treasury Cash Series

  Portfolio of Investments

  February 28, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 13.9%
$43,000,000	[1]	United States Treasury Bills, 0.155% - 0.545%, 7/1/2010	42,952,979
29,000,000	[1]	United States Treasury Bills, 0.180%, 8/19/2010	28,975,205
12,000,000	[1]	United States Treasury Bills, 0.285%, 8/26/2010	11,983,090
25,000,000	[1]	United States Treasury Bills, 0.440% - 0.452%, 4/1/2010	24,990,393
20,000,000		United States Treasury Notes, 1.750%, 3/31/2010	20,025,943
5,000,000		United States Treasury Notes, 2.000%, 9/30/2010	5,048,006
13,000,000		United States Treasury Notes, 2.625%, 5/31/2010	13,075,551
13,000,000		United States Treasury Notes, 4.375%, 12/15/2010	13,400,325
21,000,000		United States Treasury Notes, 5.750%, 8/15/2010	21,538,467
		TOTAL U.S. TREASURY	181,989,959
		Repurchase Agreements – 81.5%
60,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 1/12/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,229,167 on 3/29/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,020,146,497.	60,000,000
100,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.11%, dated 2/26/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,055,000 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2017 and the market value of those underlying securities was $6,120,056,164.	100,000,000
55,000,000	[2]	Interest in $2,500,000,000 joint repurchase agreement 0.11%, dated 2/3/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,500,213,889 on 3/3/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $2,550,202,588.	55,000,000
127,535,000		Interest in $8,745,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,745,072,875 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2020 and the market value of those underlying securities was $8,919,974,341.	127,535,000
100,000,000		Interest in $700,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $700,005,833 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $714,005,985.	100,000,000
61,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/19/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,200,000 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2018 and the market value of those underlying securities was $1,020,115,456.	61,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,008,333 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,020,003,953.	100,000,000
100,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $3,000,025,000 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2012 and the market value of those underlying securities was $3,060,755,856.	100,000,000
100,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 2/26/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,700,014,167 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,734,003,242.	100,000,000
100,000,000		Interest in $900,000,000 joint repurchase agreement 0.11%, dated 2/26/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $900,008,250 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $918,008,501.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 2/26/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,009,167 on 3/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,009,423.	100,000,000
  1

Principal Amount			Value
$60,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 2/8/2010 under which UBS Securities LLC will repurchase securities provided as collateral for $1,000,108,333 on 3/11/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,063,226.	60,000,000
		TOTAL REPURCHASE AGREEMENTS	1,063,535,000
		TOTAL INVESTMENTS — 95.4% (AT AMORTIZED COST)[3]	1,245,524,959
		OTHER ASSETS AND LIABILITIES - NET — 4.6%[4]	60,177,623
		TOTAL NET ASSETS — 100%	$1,305,702,582
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  2

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010